COMBINED STATEMENTS OF PARENT'S NET INVESTMENT - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
COMBINED STATEMENTS OF PARENT'S NET INVESTMENT
Beginning balance	$ 1,308,853	$ 1,308,853	$ 1,438,960
Net income (loss)		6,349	(50,463)
Net distributions to Parent	$ (3,221)	(32,892)	(79,644)
Ending balance		$ 1,282,310	$ 1,308,853